Interest in associates and joint ventures - Principal associates of HSBC (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Disclosure of associates [line items]
Carrying amount	$ 26,594	$ 29,515
Bank of Communications Co., Limited
Disclosure of associates [line items]
Carrying amount	21,248	23,616
Fair value	$ 7,457	$ 8,537
HSBC’s interest percent	19.03%	19.03%
The Saudi British Bank
Disclosure of associates [line items]
Carrying amount	$ 4,215	$ 4,426
Fair value	$ 4,197	$ 5,599
HSBC’s interest percent	31.00%	31.00%